Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 02, 2015
Registrant Name	PERRITT FUNDS INC
Central Index Key	0001286087
Amendment Flag	false
Document Creation Date	Oct. 02, 2015
Document Effective Date	Oct. 02, 2015
Prospectus Date	Feb. 27, 2015
Perritt Low Priced Stock Fund | Investor Class
Prospectus:
Trading Symbol	PLOWX